UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/05

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT V, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah      Menlo Park, California   August 5, 2005
                  [Signature]               [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                    -0-

Form 13F Information Table Total:                     2

Form 13F Information Table Value Total:               $17,891
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                           FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  ------- --------  --------  ------   ----
AMERITRADE              COMM STK       03074K100    10,638     571,604    SH          SOLE              571,604     0       0
SEAGATE TECHNOLOGY      COMM STK       G7945J104     7,254     413,322    SH          SOLE              413,322     0       0
GRAND TOTAL                                        $17,891